Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (6.8%)
	Alphabet Inc. Class A	3,300,240	633,316
	Walt Disney Co.	2,503,647	298,210
	T-Mobile US Inc.	780,367	186,047
	AT&T Inc.	6,007,002	164,652
*	Live Nation Entertainment Inc.	1,096,859	162,006
*	Charter Communications Inc. Class A	503,341	135,580
			1,579,811
Consumer Discretionary (8.8%)
	Dick's Sporting Goods Inc.	1,378,922	291,656
	Magna International Inc.	5,410,209	221,819
	NIKE Inc. Class B	2,937,939	219,435
*	Airbnb Inc. Class A	1,601,550	212,061
*	Flutter Entertainment plc	637,084	192,565
	Starbucks Corp.	1,747,429	155,801
	Lear Corp.	1,381,940	130,303
	Wyndham Hotels & Resorts Inc.	1,482,620	127,505
	Gentex Corp.	4,731,221	124,999
*	Mohawk Industries Inc.	1,060,308	121,416
	PVH Corp.	1,007,007	73,934
	Genuine Parts Co.	533,824	68,799
	Newell Brands Inc.	11,866,202	66,569
*	CarMax Inc.	835,243	47,283
			2,054,145
Consumer Staples (6.5%)
	Tyson Foods Inc. Class A	7,028,180	367,574
	Unilever plc (XLON)	3,933,089	228,200
	Dollar General Corp.	2,152,456	225,793
	Kroger Co.	3,002,400	210,468
	Keurig Dr Pepper Inc.	5,333,681	174,145
	Archer-Daniels-Midland Co.	3,007,663	162,955
	Constellation Brands Inc. Class A	680,185	113,618
	Target Corp.	324,560	32,618
			1,515,371
Energy (6.7%)
	Valero Energy Corp.	1,853,172	254,459
	Exxon Mobil Corp.	2,267,552	253,149
	ConocoPhillips	2,532,483	241,447
	Schlumberger NV	6,175,564	208,734
	Shell plc ADR	2,806,534	202,660
	Canadian Natural Resources Ltd.	5,225,297	165,642
	Coterra Energy Inc.	4,179,730	101,944
	Halliburton Co.	3,344,217	74,910
	NOV Inc.	4,383,136	55,140
			1,558,085
Financials (22.7%)
	Wells Fargo & Co.	8,127,224	655,298
	Morgan Stanley	2,537,473	361,488
	Raymond James Financial Inc.	2,060,954	344,447
	MetLife Inc.	4,472,820	339,711
	Chubb Ltd.	1,218,587	324,193
	Citigroup Inc.	3,162,607	296,336
	Capital One Financial Corp.	1,239,256	266,440
	M&T Bank Corp.	1,348,653	254,491
	Voya Financial Inc.	3,199,658	223,976
	TPG Inc.	3,820,597	218,042
	Global Payments Inc.	2,576,323	205,977
	Bank of America Corp.	4,046,219	191,265
	Ally Financial Inc.	5,024,398	190,174

		Shares	Market Value ($000)
	Corebridge Financial Inc.	5,279,344	187,734
	CME Group Inc.	664,281	184,856
	Willis Towers Watson plc	508,528	160,598
	Everest Group Ltd.	466,346	156,599
*	UBS Group AG (Registered)	4,155,129	155,111
	KeyCorp	7,900,735	141,581
	Equitable Holdings Inc.	2,516,328	129,213
	Globe Life Inc.	732,522	102,897
	JPMorgan Chase & Co.	279,339	82,751
	Goldman Sachs Group Inc.	110,281	79,798
	American International Group Inc.	381,925	29,649
			5,282,625
Health Care (14.7%)
	CVS Health Corp.	3,784,033	234,988
	Cardinal Health Inc.	1,426,207	221,376
	Humana Inc.	852,121	212,919
[1]	Fresenius Medical Care AG ADR	8,204,589	207,904
	AstraZeneca plc ADR	2,812,134	205,539
*	Cooper Cos. Inc.	2,765,816	195,515
	UnitedHealth Group Inc.	765,525	191,044
	Quest Diagnostics Inc.	1,111,379	186,056
	Sanofi SA ADR	3,900,079	178,000
	Agilent Technologies Inc.	1,483,987	170,377
	Becton Dickinson & Co.	942,135	167,936
*	Charles River Laboratories International Inc.	985,614	167,200
	Medtronic plc	1,791,214	161,639
	Baxter International Inc.	6,964,962	151,558
*	ICON plc	882,893	149,377
	Bristol-Myers Squibb Co.	3,246,818	140,620
*	Neurocrine Biosciences Inc.	991,703	127,166
	Pfizer Inc.	4,577,151	106,602
	Cigna Group	298,096	79,705
	Elevance Health Inc.	186,825	52,886
*	Centene Corp.	1,511,823	39,413
	Johnson & Johnson	220,926	36,395
	HCA Healthcare Inc.	89,627	31,727
			3,415,942
Industrials (9.0%)
	Emerson Electric Co.	1,822,777	265,232
	General Dynamics Corp.	784,776	244,544
	Dover Corp.	1,345,401	243,706
	TransUnion	2,039,499	194,140
	SS&C Technologies Holdings Inc.	2,154,735	184,187
	Techtronic Industries Co. Ltd.	13,485,750	161,258
	Booz Allen Hamilton Holding Corp.	1,376,356	147,724
*	Builders FirstSource Inc.	1,062,080	135,022
*	CACI International Inc. Class A	291,686	134,342
	Knight-Swift Transportation Holdings Inc.	2,716,053	115,432
	Delta Air Lines Inc.	2,116,560	112,622
	Westinghouse Air Brake Technologies Corp.	320,930	61,635
	Airbus SE	265,801	53,441
	Leidos Holdings Inc.	217,446	34,715
			2,088,000
Information Technology (8.5%)
	ASML Holding NVDR (Registered)	344,458	239,298
	NXP Semiconductors NV	1,047,325	223,887
	Cognizant Technology Solutions Corp. Class A	2,620,169	188,023
	TE Connectivity plc	849,553	174,796
	Broadcom Inc.	573,704	168,497
	Skyworks Solutions Inc.	2,443,447	167,474
	Accenture plc Class A	606,515	162,000
*	Adobe Inc.	401,315	143,546
*	First Solar Inc.	782,203	136,674
	Amdocs Ltd.	1,470,560	125,527
	Salesforce Inc.	466,150	120,421
	QUALCOMM Inc.	579,222	85,007
	Cisco Systems Inc.	556,397	37,879
			1,973,029

		Shares	Market Value ($000)
Materials (5.8%)
	Freeport-McMoRan Inc.	6,485,501	260,977
	Reliance Inc.	828,893	240,487
	PPG Industries Inc.	2,197,524	231,839
*	James Hardie Industries plc ADR	6,651,357	172,536
	CRH plc (SGMX)	1,467,895	139,114
	Barrick Mining Corp.	6,496,760	137,212
	Dow Inc.	3,814,708	88,844
	FMC Corp.	1,937,053	75,622
			1,346,631
Real Estate (4.7%)
	American Tower Corp.	1,412,295	294,308
	Equinix Inc.	317,732	249,474
	Prologis Inc.	2,239,656	239,151
	UDR Inc.	3,841,297	150,925
	AvalonBay Communities Inc.	591,134	110,116
*	CBRE Group Inc. Class A	264,662	41,218
			1,085,192
Utilities (3.5%)
	Iberdrola SA (XMAD)	14,321,865	251,726
	Sempra	2,400,274	196,054
	Eversource Energy	2,920,714	193,059
	Exelon Corp.	4,025,648	180,913
			821,752
Total Common Stocks (Cost $19,608,252)			22,720,583
Temporary Cash Investments (2.1%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.367%	2,406,430	240,619
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $32,704, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 11/1/2031–7/1/2055, with a value of $33,354)	32,700	32,700
	Bank of America Securities, LLC 4.380%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $50,006, collateralized by U.S. Government Agency Obligations 6.500%, 8/1/2054, with a value of $51,000)	50,000	50,000
	Bank of America Securities, LLC 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $55,007, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 10/7/2025–5/15/2045, with a value of $56,100)	55,000	55,000
	JP Morgan Securities, LLC 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 8/12/2025–2/15/2052, with a value of $51,000)	50,000	50,000
	Nomura International plc 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $65,008, collateralized by U.S. Treasury Obligations 1.625%–4.125%, 5/15/2026–8/15/2044, with a value of $66,300)	65,000	65,000
			252,700
Total Temporary Cash Investments (Cost $493,277)			493,319
Total Investments (99.8%) (Cost $20,101,529)			23,213,902
Other Assets and Liabilities—Net (0.2%)			56,620
Net Assets (100%)			23,270,522
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $631.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $672 was received for securities on loan.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	568	181,029	3,035
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,886,844	833,739	—	22,720,583
Temporary Cash Investments	240,619	252,700	—	493,319
Total	22,127,463	1,086,439	—	23,213,902
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,035	—	—	3,035
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.